Other Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Obligations
Payable to non-current asset suppliers - Non-Current	$ 183	$ 135
Payable to non-current asset suppliers - Current	4,149	2,677
Payable to non-current asset suppliers	4,332	2,812
Guarantees and deposits - non-current	12	14
Guarantees and deposits - current	235	4,554
Guarantees and deposits	247	4,568
Contingent consideration - non -current	3,893	13,504
Contingent consideration - current	1,945	13,023
Contingent consideration	5,838	26,527
Tolling agreement liability - noncurrent	33,414	24,429
Tolling agreement liability - current	3,251	2,589
Tolling agreement liability	36,665	27,018
Other obligations, Non-Current	37,502	38,082
Other obligations, Current	9,580	22,843
Other obligations	$ 47,082	$ 60,925